Leases - Summary of Contractual Undiscounted Cash Flows Associated With Future Lease Commitments (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about contractual undiscounted cash flows associated with future lease commitments [line items]
Due for payment	3,167	2,164
Within one year [member]
Disclosure of detailed information about contractual undiscounted cash flows associated with future lease commitments [line items]
Due for payment	32	33
After one year but not more than five years Later [member]
Disclosure of detailed information about contractual undiscounted cash flows associated with future lease commitments [line items]
Due for payment	775	889
than five years [member]
Disclosure of detailed information about contractual undiscounted cash flows associated with future lease commitments [line items]
Due for payment	2,360	1,242